Related Party Transactions (Tables)	3 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Schedule of balances due to related parties
	June 30, 2022	March 31, 2022
Balances due to related parties	($)	($)
Hunter Dickinson Services Inc.	369,247	345,289
Robert Dickinson (interest payable)	139,972	111,260
United Mineral Services Ltd.	3,443	11,029
Thomas Wilson (CFO fees)	3,150	4,725
Total	515,812	472,303

Hunter Dickinson Services Inc.
Disclosure of transactions between related parties [line items]
Schedule of related party transactions
	Three months ended June 30,
	2022	2021
(rounded to the nearest thousand CAD)	($)	($)
Services received from HDSI and as requested by the Company	186,000	192,000
Information technology – infrastructure and support services	15,000	22,000
Office rent	10,000	2,000
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	36,000	24,000
Total	247,000	240,000